Financial Assets - Financial investments in quoted shares, current derivatives and Non-current loans to EEAA (Details) - Alkahest, Inc. (USA) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Financial Assets
Loans to associates	$ 100
Interest rate on non-current loans (as a percent)	5.00%
Amount used by the associate		$ 20	€ 18,342